Document and Entity Information - shares	9 Months Ended
	Aug. 31, 2019	Jan. 25, 2021
Cover [Abstract]
Document Type	10-Q/A
Amendment Flag	true
Amendment Description
Document Quarterly Report	true
Document Period End Date	Aug. 31, 2019
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2019
Current Fiscal Year End Date	--11-30
Entity File Number	333-224041
Entity Registrant Name	BESTGOFER INC.
Entity Central Index Key	0001722556
Entity Tax Identification Number	82-5296245
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	401 Ryland St Ste 200-A
Entity Address, Address Line Two	Reno
Entity Address, State or Province	NV
Entity Address, Country	US
Entity Address, Postal Zip Code	89502
City Area Code	972
Local Phone Number	03-9117987
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	true
Entity Common Stock, Shares Outstanding		5,880,000